Debentures, Bank Loans and Credit (Tables)	12 Months Ended
Dec. 31, 2017
Debentures, Bank Loans and Credit [Abstract]
Schedule of composition debentures, bank loans and credit
	December 31
	2016	2017
	NIS	NIS
Current liabilities
Current maturities of debentures	1,212	1,166
Current maturities of bank loans	839	692

	2,051	1,858

Non-current liabilities
Debentures	8,362	8,036
Bank loans	3,084	4,401

	11,446	12,437

	13,497	14,295

Schedule of terms and debt repayment
	December 31, 2016		December 31, 2017			Nominal
		Carrying		Carrying		interest
	Par value	amount	Par value	amount	Currency	rate
	NIS	NIS	NIS	NIS		%
Loans from banks and others:
Unlinked - Variable interest	978	978	675	675	NIS	P-0.33 to P+0.2
Unlinked - Fixed interest	2,931	2,945	4,398	4,418	NIS	2.40 to 6.85
	3,909	3,923	5,073	5,093

Debentures:
Linked to the Israeli CPI - fixed interest	4,027	4,309	3,897	4, 091	NIS	2.20 to 8.40
Unlinked - variable interest	734	734	734	732	NIS	Makam + 1.4
Unlinked - fixed interest	4,505	4,531	4,347	4,379	NIS	3.60 to 6.65
	9,266	9,574	8,978	9,202

Total interest-bearing liabilities	13,175	13,497	14,051	14,295

Schedule of movement in liabilities arising from financing activities
	Debentures (including accrued interest)	Loans (including accrued interest)	Total
	NIS	NIS	NIS
Balance as at January 1, 2017	9,637	3,944	13,581
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	635	2,000	2,635
Repayment of debentures and loans	(978)	(835)	(1,813)
Interest paid	(379)	(158)	(537)
Net cash generated from (used in) finance activities	(722)	1,007	285
Financing expenses recognized in the statement of income	320	163	483
Balance as at December 31, 2017	9,235	5,114	14,349